CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
CONCENTRATION OF RISKS
Cash and cash equivalents and restricted cash	$ 436,246	$ 433,835	¥ 3,380,532	¥ 2,999,408	¥ 2,982,829	¥ 481,466
Concentration of credit risk
CONCENTRATION OF RISKS
Cash and cash equivalents and restricted cash	409,855			2,817,959	2,964,731
Financing lease receivables	$ 297,415			2,044,880	942,946
Allowance for credit losses				¥ 0	¥ 0
Foreign currency exchange rate risk
CONCENTRATION OF RISKS
Depreciation of RMB against US dollar (in percent)	5.00%	6.40%	6.40%
Appreciation of RMB against US dollar (in percent)		5.80%	5.80%